DEPOSITS	3 Months Ended
Mar. 31, 2014
DEPOSITS [Abstract]
DEPOSITS

NOTE 4 - DEPOSITS

On October 23, 2013, the Company entered into an office building lease with purchase option, the lease is for the Company's corporate office in Longwood, Florida. The company has the option to purchase the building at the end of the lease for a total purchase price of $430,000 less the non-refundable deposit of $100,000. The remaining $3,000 is for prepaid rent for the remaining term.